Consolidated Statements of Operations (Unaudited)	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
REVENUES
TOTAL REVENUES	$ 236,560
COST AND EXPENSES
Research and Development	153,685
General and Administrative	58,922
Consulting and Professional Fees	364,927
Rent	77,215
Total Costs and Expenses	654,749
OPERATING INCOME (LOSS)	(418,189)
OTHER INCOME & (EXPENSES)
Interest Expense	(72,445)
Interest Expense attributable to Amortrization of Discount	(28,998)
Unrealized Gain ( Loss) on sale of Investment Securites	(204,847)
Derivative Income (Expense)	2,726
Financing Fees	(145,500)
TOTAL OTHER INCOME (EXPENSE)	(449,063)
NET INCOME (LOSS)	(867,252)
NET INCOME (LOSS) attributable to common shareholders	$ (867,252)
BASIC EARNINGS (LOSS) PER SHARE | $ / shares	$ (0.21)
FULLY DILUTED EARNINGS (LOSS) PER SHARE | $ / shares	$ (0.21)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC | shares	4,110,265
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED | shares	4,110,265
Nonrelated Party [Member]
REVENUES
TOTAL REVENUES	$ 126,560
Related Party [Member]
REVENUES
TOTAL REVENUES	$ 110,000